New Standards and Interpretations Adopted in the Current Year - Summary of financial assets classified into appropriate IFRS 9 categories (Detail) $ in Millions	Jan. 01, 2018 USD ($)
Disclosure Of Financial Instruments [Line Items]
Reclassifcation of money market funds from amortised cost to FVPL	$ 1,300
Revaluation of funds	1
Opening balance – IFRS 9 (including expected credit losses and revaluation of funds)	15,282
IAS 39 [member]
Disclosure Of Financial Instruments [Line Items]
Financial Assets	15,288
IFRS 9 [member]
Disclosure Of Financial Instruments [Line Items]
Financial Assets	15,288
Impairment provision resulting from the application of the ECL model	(7)
IFRS 9 [member] | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Financial Assets	10,707
IFRS 9 [member] | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Financial Assets	46
IFRS 9 [member] | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Financial Assets	4,535
IAS 39 Classification Loans Receivable Held To Maturity | IAS 39 [member]
Disclosure Of Financial Instruments [Line Items]
Financial Assets	1,482
IAS 39 Classification Loans Receivable Held To Maturity | Other Investment Including Loans | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Reclassification of a financial asset from held to maturity to FVPL	6
IAS 39 Classification Loans Receivable Held To Maturity | Cash and cash equivalents [member] | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Reclassifcation of money market funds from amortised cost to FVPL	7,813
IAS 39 Classification Loans Receivable Held To Maturity | Trade And Other Receivable | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Reclassifcation of money market funds from amortised cost to FVPL	1,316
IAS 39 Classification Loans Receivable Held To Maturity | Investments In Equity Shares And Funds | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Reclassifcation of money market funds from amortised cost to FVPL	90
IAS 39 Classification Loans Receivable Held To Maturity | IAS 39 [member]
Disclosure Of Financial Instruments [Line Items]
Financial Assets	136
IAS 39 Classification Loans Receivable Held To Maturity | Investments In Equity Shares And Funds | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Reclassifcation of money market funds from amortised cost to FVPL	(90)
IAS 39 Classification Loans Receivable Held To Maturity | IAS 39 [member]
Disclosure Of Financial Instruments [Line Items]
Financial Assets	13,670
IAS 39 Classification Loans Receivable Held To Maturity | Other Investment Including Loans | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Reclassification of a financial asset from held to maturity to FVPL	(6)
IAS 39 Classification Loans Receivable Held To Maturity | Cash and cash equivalents [member] | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Reclassifcation of money market funds from amortised cost to FVPL	(7,813)
IAS 39 Classification Loans Receivable Held To Maturity | Trade And Other Receivable | IFRS 9 Classification Amortised Cost
Disclosure Of Financial Instruments [Line Items]
Reclassifcation of money market funds from amortised cost to FVPL	$ (1,316)